Related Party Transactions - Summary of Transactions with Tower Company (Parenthetical) (Detail) - China Tower Corporation Limited [member] - CNY (¥) ¥ / shares in Units, ¥ in Millions		1 Months Ended		12 Months Ended
	Oct. 31, 2015	Dec. 31, 2017	Feb. 29, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [Line Items]
Consideration paid	¥ 54,658
Consideration shares	33,335,836,822
Share price per share	¥ 1
Cash consideration	¥ 21,322
Cash Consideration and related VAT interest rate				3.92%
Interest income from Cash Consideration and related VAT				¥ 755	¥ 809	¥ 120
Operating lease and other service charges				16,524	14,887	¥ 2,926
VAT recoverable related Cash Consideration				2,704	2,704
Cash Consideration					18,322
Operating lease and other service charges payable, and payable balance in relation to power charges paid by related party		¥ 2,480		¥ 2,480	¥ 4,377
Tranche one [member]
Disclosure of transactions between related parties [Line Items]
Cash consideration		¥ 18,322	¥ 3,000